Institutional Investor Trust

August 3, 2010

Mr. Keith A. O’Connell, Senior Counsel
Securities and Exchange Commission
Mail Stop 8626
Washington, DC 20549-8626

Re: Institutional Investor Trust
      File Nos. 333-167495 and 811-22429
      Response to the Review of N-1A filing dated June 14, 2010

Dear Mr. O'Connell:

With this Correspondence Filing, we are responding to your comments dated July 14, 2010. If you need anything further at this time regarding our responses, please contact Suzanne Thacker who is coordinating this filing at 941-493-3600 or at suzanne@ctrust.com. You may reach me at the same number or at kelly@ctrust.com.

Sincerely,

/s/ RG "Kelly" Caldwell, Jr.
President and Trustee

201 Center Road, Suite Two, Venice, FL 34285-5660
491-943-3600 (Local) ~ 941-496-4660 (Fax) ~ 800-339-9476 (Toll Free)